NATURE OF OPERATIONS	12 Months Ended
Dec. 31, 2022
NATURE OF OPERATIONS
NATURE OF OPERATIONS

1.NATURE OF OPERATIONS

Glass House Brands Inc. (the “Company”), formerly known as Mercer Park Brand Acquisition Corp. (“Mercer Park”), was incorporated under the Business Corporations Act (British Columbia) on April 16, 2019. The Company is a vertically integrated cannabis company that operates exclusively in the state of California. The Company, through its subsidiaries cultivates, manufactures, and distributes cannabis bulk flower and trim to wholesalers and consumer packaged goods to third-party retail stores in the state of California. The Company also owns and operates retail cannabis stores in the state of California. The Company’s subordinate voting shares (the “Subordinate Voting Shares”), restricted voting shares (the “Restricted Voting Shares”) and limited voting shares (the “Limited Voting Shares”, and collectively with the Subordinate Voting Shares and the Restricted Voting Shares, the “Equity Shares”), and common share purchase warrants are listed on the NEO Exchange Inc., trading under the symbols “GLAS.A.U” and “GLAS.WT.U”, respectively. The Equity Shares and common share purchase warrants also trade on the OTCQX in the United States under the symbols “GLASF” and “GHBWF”, respectively. The head office and principal address of the Company is 3645 Long Beach Boulevard, Long Beach, California 90807. The Company’s registered office in Canada is 666 Burrard Street, Suite 2500, Vancouver, BC V6C 2X8 Canada.

Business Combination Transaction

On January 31, 2020, pursuant to an Agreement and Plan of Merger (and various securities exchange agreements), a roll-up transaction (the “Roll-Up”) was consummated whereby the assets and liabilities of a combined group of investment fund entities were merged with and into GH Group, Inc., formerly known as California Cannabis Enterprises, Inc. (“GH Group”), whereby GH Group survived the merger and now owns and controls the assets from such merged out entities.

On June 29, 2021, Mercer Park, a special purpose acquisition corporation (or “SPAC”) listed on the Neo Exchange Inc. in Canada, consummated its qualifying transaction (the “Business Combination”) pursuant to the terms of an Agreement and Plan of Merger dated as of April 8, 2021, as amended (the “Business Combination Agreement”), pursuant to which Mercer Park indirectly acquired 100% of the common equity interests of GH Group, which included all outstanding Class A and Class B common shares and a certain portion of Series A preferred shares (the “Preferred Shares”) which were converted to common equity interests of GH Group. In addition, Mercer Park assumed all outstanding common share purchase warrants and the Preferred Shares purchase warrants and assumed or exchanged or caused to be exchanged all qualified incentive stock options of GH Group. The Business Combination was effectuated by a reverse merger of an indirect subsidiary of Mercer Park with GH Group, with GH Group as the surviving entity that became a majority-owned indirect subsidiary of the Company. As a result of the Business Combination, GH Group’s shareholders became the controlling shareholders of Mercer Park, which changed its name to Glass House Brands Inc. concurrently with the closing of the Business Combination.

Upon closing of the Business Combination, Mercer Park indirectly acquired all of the issued and outstanding securities of GH Group with the exception of a portion of GH Group’s Preferred Shares, in exchange for an aggregate of 50,151,101 Equity Shares of the Company (which in total includes, on an as-exchanged basis, the Equity Shares issuable upon exchange of outstanding exchangeable shares (the “Exchangeable Shares”) of the Company’s subsidiary, MPB Acquisition Corp. (“MPB”)). The Company also issued 4,754,979 Multiple Voting Shares to certain founders of GH Group. In addition, 28,489,500 of the common share purchase warrants previously issued and outstanding in the capital of Mercer Park were assumed and remain outstanding. Of the 50,151,101 Equity Shares (inclusive of the Exchangeable Shares on an as-exchanged basis) noted above, 731,369 Exchangeable Shares are held in escrow pending any final working capital adjustments. Additionally, 1,008,975 Equity Shares issued to the previous sponsor of Mercer Park are subject to a contractual lock-up with the Company. These shares are to be released from the lock-up restrictions based upon the amount of cash raised by the Company from certain debt and equity financings through June 2023. As of December 31, 2022, the Company released 392,819 Equity Shares that were originally subject to the lock-up restrictions, and 616,156 Equity Shares are subject to a capital-based earnout of permitted debt or equity financings within one year following the closing of the Business Combination. As of December 31, 2022, additional earnout payments consisting of up to an additional 6,306,095 Equity Shares were issuable to the previous sponsor of Mercer Park and all holders of record of the Company’s Equity Shares, the Exchangeable Shares, vested stock options and vested restricted stock units (“RSUs”) as of December 31, 2022, in the event the 20-day volume-weighted average price (“VWAP”) of the Equity Shares reaches $13.00 or $15.00 within two years of closing the Business Combination. In the event that the permitted debt or equity raised by the Company and the Equity Share price targets are not met, the earnout payments will be forfeited.

1.NATURE OF OPERATIONS (Continued)

GH Group was deemed to be the acquirer in the Business Combination for accounting and financial reporting purposes based on an analysis of the criteria outlined in Accounting Standards Codification (“ASC”) 805 “Business Combinations” (“ASC 805”). This determination was primarily based on GH Group’s stockholders prior to the Business Combination having a majority of the voting interests in the Company following the closing of the Business Combination, GH Group’s operations comprising the entirety of the ongoing operations of the Company, GH Group’s designees comprising a majority of the board of directors of Company, and GH Group’s senior management comprising the senior management of the Company. Accordingly, for accounting purposes, the Business Combination was treated as the equivalent of GH Group issuing stock for the net assets of Mercer Park, accompanied by a recapitalization. The net assets of Mercer Park are stated at historical cost, with no goodwill or other intangible assets recorded.

While Mercer Park was the legal acquirer in the Business Combination, because GH Group was deemed the accounting acquirer, the historical financial statements of GH Group became the historical financial statements of the Company upon the consummation of the Business Combination. As a result, the financial statements included in this report reflect (i) the historical operating results of GH Group prior to the Business Combination; (ii) the combined results of the Company and GH Group following the closing of the Business Combination; (iii) the assets and liabilities of GH Group at their historical cost; and (iv) the Company’s equity structure before and after the Business Combination.

In accordance with applicable guidance, the equity structure of the Company has been restated in all comparative periods to reflect the number of Equity Shares (including the Exchangeable Shares on an as-exchanged basis) issued to GH Group’s shareholders in connection with the Business Combination on the statement of changes in shareholders equity and the footnotes to the Financial Statements. As such, the shares and corresponding capital amounts and earnings per share related to GH Group’s Class A and Class B common shares prior to the Business Combination have been retroactively restated to reflect an exchange ratio of 10.27078 Class A or Class B common shares of GH Group, as applicable, per 1 Equity Share of the Company, as established pursuant to the Business Combination Agreement.

COVID-19

In response to the COVID-19 pandemic, governmental authorities have enacted and implemented various recommendations and safety measures in an attempt to limit the spread and magnitude of the pandemic. The COVID-19 pandemic, including government measures to limit the spread of COVID-19, did not have a material adverse impact on the Company’s results of operations during the current reporting period. While the ultimate severity of the outbreak and its impact on the economic environment remains uncertain, the Company continues to closely monitor the potential impact that a resurgence of the COVID-19 virus, including as a result of the emergence of new variants and strains, could have on the Company’s operations. In the event that the Company were to experience widespread transmission of the virus at one or more of the Company’s stores or other facilities, the Company could suffer reputational harm or other potential liabilities. Further, the Company’s business operations may be materially and adversely affected if a significant number of the Company’s employees are impacted by the virus.

1.NATURE OF OPERATIONS (Continued)

Liquidity

Historically, the Company’s primary source of liquidity has been its operations, capital contributions made by equity investors and debt issuances. The Company is meeting its current operational obligations as they become due from its current working capital and from operations. However, the Company has sustained losses since inception and may require additional capital in the future. As of and for the year ended December 31, 2022, the Company had an accumulated deficit of $92,665,231, a net loss attributable to the Company of $32,903,021 and net cash used in operating activities of $40,784,553. The Company estimates that based on current business operations and working capital, it will continue to meet its obligations as they become due in the short term.

The Company is generating cash from revenues and deploying its capital reserves to acquire and develop assets capable of producing additional revenues and earnings over both the immediate and near term. Capital reserves are primarily being utilized for capital expenditures, facility improvements, product development and marketing.

Liquidity risk is the risk that the Company will not be able to meet its financial obligations associated with financial liabilities. The Company manages its liquidity risk through the management of its capital structure. The Company’s approach to managing liquidity is to ensure that it will have sufficient liquidity to settle obligations and liabilities when due. In the event sufficient cash flow is not available from operating activities, the Company may continue to raise equity or debt capital from investors in order to meet liquidity needs. If the Company is not able to secure adequate additional funding, the Company may be forced to make reductions in spending, extend payment terms with suppliers, liquidate assets where possible, or suspend or curtail planned programs. Any of these actions could materially harm the Company’s business, results of operations and future prospects. There can be no assurance that such financing will be available or will be on terms acceptable to the Company.